Costs of services and general and administrative costs - Auditors' Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for audit services	£ 22.1	£ 20.8	£ 17.7
Other services pursuant to legislation	4.0	3.7	3.3
Fees payable to the auditors pursuant to legislation	26.1	24.5	21.0
Auditors' remuneration for tax services	0.2	2.9	2.8
Total non-audit fees	4.8	8.7	9.5
Total fees	30.9	33.2	30.5
Advisory services [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for tax services	0.1	1.6	1.8
Compliance services [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for tax services	0.1	1.3	1.0
Corporate finance services [member]
Disclosure Of Information About Operating Cost [line items]
Other services pursuant to legislation		0.1	0.2
Other services [member]
Disclosure Of Information About Operating Cost [line items]
Other services pursuant to legislation	4.6	5.7	6.5
WPP plc [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for audit services	1.4	1.4	1.5
Subsidiaries [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for audit services	£ 20.7	£ 19.4	£ 16.2